Other Current Assets and Accrued Income - Summary of Accrued Income (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Balance as of January 1,	SFr 876	SFr 912
Accrued income recognized during the period	467	479
Foreign exchange revaluation	40	(95)
Balance as of December 31,	SFr 1,383	SFr 1,296